Segments (Details) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Summary of the Company's selected financial information
Number of reportable segments | segment					2
Income Statement
Operating revenues	$ 274,370		$ 262,154		$ 528,068	$ 515,461
Voyage expenses	(17,828)		(16,810)		(28,549)	(34,945)
Vessel operating expenses	(56,688)		(56,385)		(106,672)	(108,087)
Depreciation	(41,777)		(40,698)		(82,639)	(80,726)
Amortization of deferred drydocking and special survey costs	(10,485)		(11,515)		(22,782)	(22,485)
Interest expense and finance costs	(8,127)		(9,711)		(19,986)	(19,714)
Loss on debt extinguishment	(1,405)		0		(6,027)	0
Net Income	151,815	$ 140,421	130,904	$ 115,147	292,236	246,051
Statement of Financial Position
Total Assets	5,447,634				5,447,634		$ 5,113,930
Operating Segments
Income Statement
Operating revenues					528,068	515,461
Voyage expenses					(28,549)	(34,945)
Vessel operating expenses					(106,672)	(108,087)
Depreciation					(82,639)	(80,726)
Amortization of deferred drydocking and special survey costs					(22,782)	(22,485)
Interest income (excluding interest income from investments in affiliates)					14,875	7,208
Interest expense and finance costs					(19,986)	(19,714)
Loss on debt extinguishment					(6,027)
Other segment items					(33,124)	(28,050)
Net Income per segment					243,164	228,662
Gain on investments, dividend income, interest income from investments in affiliates and loss on equity investments					49,072	17,389
Net Income					292,236	246,051
Statement of Financial Position
Total assets per segment	5,224,401		4,993,430		5,224,401	4,993,430
Marketable securities	223,176		120,244		223,176	120,244
Receivable from equity investments	57		256		57	256
Total Assets	5,447,634		5,113,930		5,447,634	5,113,930
Container vessels segment | Operating Segments
Income Statement
Operating revenues					468,200	475,636
Voyage expenses					(13,773)	(17,734)
Vessel operating expenses					(91,959)	(92,571)
Depreciation					(75,419)	(74,154)
Amortization of deferred drydocking and special survey costs					(16,640)	(18,252)
Interest income (excluding interest income from investments in affiliates)					14,875	7,208
Interest expense and finance costs					(19,986)	(19,714)
Loss on debt extinguishment					(6,027)
Other segment items					(29,914)	(25,481)
Net Income per segment					229,357	234,938
Statement of Financial Position
Total assets per segment	4,865,518		4,717,465		4,865,518	4,717,465
Drybulk vessels segment | Operating Segments
Income Statement
Operating revenues					59,868	39,825
Voyage expenses					(14,776)	(17,211)
Vessel operating expenses					(14,713)	(15,516)
Depreciation					(7,220)	(6,572)
Amortization of deferred drydocking and special survey costs					(6,142)	(4,233)
Other segment items					(3,210)	(2,569)
Net Income per segment					13,807	(6,276)
Statement of Financial Position
Total assets per segment	$ 358,883		$ 275,965		$ 358,883	$ 275,965